UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds

Reynolds Capital Management, LLC

125 East Harmon Avenue #102

Las Vegas, Nevada 89109

(Name and address of agent for service)

1-800-773-9665

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Reynolds Blue Chip Growth Fund
RBCGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reynolds Blue Chip Growth Fund	$241	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
U.S. equities gained for the 12 months ended September 30, 2024 driven by resilient corporate profits, extremely strong interest in generative artificial intelligence and the Federal Reserve’s beginning pivot to lower interest rates.
Against this backdrop, security selection was the primary contributor to the Fund’s performance versus the benchmark for the fiscal year, especially within semiconductors and semiconductor equipment. Also, helping our relative result was an underweight in household durables and oil, gas and consumable fuels.
The top individual contributor was an overweight in NVIDIA. The stock was the Fund’s biggest holding. Other notable contributors to performance were an overweight in Amazon, Chipotle Mexican Grill, Costco, CrowdStrike, Meta Platforms, and Netflix. Three other notable contributors to performance were an underweight in Alphabet, Apple, and Microsoft.
In contrast, detractors from performance were an overweight in hotels, restaurants and leisure and technology hardware, storage and peripherals.
Three of the biggest individual relative detractors from performance were an overweight in Airbnb, AutoZone, and Salesforce.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reynolds Blue Chip Growth Fund	PAGE 1	TSR-AR-761724103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	40.93	15.26	10.75
S&P 500 Index	36.35	15.98	13.38
Visit https://reynoldsfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$64,881,017
Number of Holdings	275
Net Advisory Fee	$591,055
Portfolio Turnover	269%
Visit https://reynoldsfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Sector Breakdown	(%)†
Information Technology	42.0%
Consumer Discretionary	19.8%
Communication Services	19.6%
Financials	4.3%
Industrials	4.0%
Health Care	3.7%
Consumer Staples	2.5%
Energy	0.6%
Real Estate	0.6%
Cash & Other	2.9%

Top Holdings	(%)†
NVIDIA Corp.	7.6%
Meta Platforms, Inc. - Class A	7.4%
Amazon.com, Inc.	6.3%
Netflix, Inc.	6.2%
Microsoft Corp.	5.3%
Apple, Inc.	4.9%
Booking Holdings, Inc.	2.9%
Alphabet, Inc. - Class C	2.8%
First American Government Obligations Fund	2.5%
Salesforce, Inc.	2.4%
†	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reynoldsfunds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 800-773-9665, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Reynolds Blue Chip Growth Fund	PAGE 2	TSR-AR-761724103

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$16,500	$16,500
Audit-Related Fees	0	0
Tax Fees	4,000	4,000
All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

REYNOLDS BLUE CHIP GROWTH FUND
Annual Financial Statements
September 30, 2024

Reynolds Blue Chip Growth Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.8%
General Electric Co.	2,500	$471,450
Lockheed Martin Corp.	100	58,456
		529,906
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	400	44,148
United Parcel Service, Inc. - Class B	450	61,353
		105,501
Automobile Components - 0.1%
Mobileye Global, Inc. - Class A(a)	2,000	27,400
Modine Manufacturing Co.(a)	400	53,116
		80,516
Automobiles - 0.6%
Tesla, Inc.(a)	1,475	385,904
Banks - 0.7%
JPMorgan Chase & Co.	2,200	463,892
Beverages - 0.1%
Diageo PLC - ADR	300	42,102
Monster Beverage Corp.(a)	900	46,953
		89,055
Biotechnology - 0.2%
Ascendis Pharma AS - ADR(a)	250	37,327
CureVac NV(a)	2,000	5,880
Novavax, Inc.(a)	1,200	15,156
Summit Therapeutics, Inc.(a)	1,500	32,850
Viking Therapeutics, Inc.(a)	500	31,655
		122,868
Broadline Retail - 6.6%
Alibaba Group Holding Ltd. - ADR	350	37,142
Amazon.com, Inc.(a)	21,950	4,089,943
Coupang, Inc.(a)	2,100	51,555
eBay, Inc.	700	45,577
JD.com, Inc. - ADR	500	20,000
Nordstrom, Inc.	1,500	33,735
		4,277,952
Building Products - 0.4%
Carlisle Cos., Inc.	100	44,975
Carrier Global Corp.	500	40,245
Johnson Controls International PLC	600	46,566
Trane Technologies PLC	300	116,619
		248,405
Capital Markets - 1.5%
BlackRock, Inc.	100	94,951
Blackstone, Inc.	250	38,283
Carlyle Group, Inc.	2,400	103,344
Goldman Sachs Group, Inc.	400	198,044
Interactive Brokers Group, Inc. - Class A	550	76,648

	Shares	Value
Intercontinental Exchange, Inc.	200	$32,128
Jefferies Financial Group, Inc.	600	36,930
KKR & Co., Inc.	400	52,232
Morgan Stanley	1,000	104,240
Nasdaq, Inc.	500	36,505
Robinhood Markets, Inc. - Class A(a)	2,900	67,918
State Street Corp.	500	44,235
Stifel Financial Corp.	400	37,560
T Rowe Price Group, Inc.	500	54,465
		977,483
Chemicals - 0.0%(b)
Air Products and Chemicals, Inc.	125	37,217
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	250	51,900
Communications Equipment - 1.7%
Arista Networks, Inc.(a)	1,875	719,662
Ciena Corp.(a)	700	43,113
Cisco Systems, Inc.	1,200	63,864
F5, Inc.(a)	1,200	264,240
		1,090,879
Construction & Engineering - 0.1%
Quanta Services, Inc.	200	59,630
Consumer Finance - 0.7%
American Express Co.	1,300	352,560
SoFi Technologies, Inc.(a)	9,500	74,670
Upstart Holdings, Inc.(a)	700	28,007
		455,237
Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	1,200	1,063,824
Sprouts Farmers Market, Inc.(a)	350	38,644
Target Corp.	650	101,309
Walgreens Boots Alliance, Inc.	2,000	17,920
Walmart, Inc.	4,200	339,150
		1,560,847
Containers & Packaging - 0.1%
Avery Dennison Corp.	250	55,190
Diversified Consumer Services - 0.0%(b)
WW International, Inc.(a)	2,000	1,756
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,100	49,401
Electric Utilities - 0.2%
Constellation Energy Corp.	250	65,005
NextEra Energy, Inc.	450	38,039
		103,044

The accompanying notes are an integral part of these financial statements.

1

Reynolds Blue Chip Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 0.7%
AMETEK, Inc.	200	$34,342
Eaton Corp. PLC	150	49,716
Emerson Electric Co.	350	38,279
GE Vernova, Inc.(a)	750	191,235
Rockwell Automation, Inc.	200	53,692
Vertiv Holdings Co. - Class A	900	89,541
		456,805
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	1,100	71,676
CDW Corp./DE	200	45,260
Coherent Corp.(a)	2,400	213,384
Corning, Inc.	1,400	63,210
Jabil, Inc.	300	35,949
Keysight Technologies, Inc.(a)	250	39,732
TE Connectivity PLC	300	45,297
		514,508
Energy Equipment & Services - 0.1%
Schlumberger NV	1,000	41,950
Entertainment - 6.7%
Live Nation Entertainment, Inc.(a)	400	43,796
Netflix, Inc.(a)	5,650	4,007,376
ROBLOX Corp. - Class A(a)	1,000	44,260
Roku, Inc.(a)	500	37,330
Spotify Technology SA(a)	400	147,412
Walt Disney Co.	900	86,571
		4,366,745
Financial Services - 1.2%
Affirm Holdings, Inc.(a)	1,500	61,230
Apollo Global Management, Inc.	350	43,718
Berkshire Hathaway, Inc. - Class B(a)	600	276,156
Block, Inc.(a)	1,700	114,121
Fidelity National Information Services, Inc.	1,900	159,125
Fiserv, Inc.(a)	250	44,913
PayPal Holdings, Inc.(a)	600	46,818
Toast, Inc. - Class A(a)	2,000	56,620
		802,701
Ground Transportation - 0.2%
Avis Budget Group, Inc.	500	43,795
Uber Technologies, Inc.(a)	1,500	112,740
		156,535
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	50	5,700
Bausch + Lomb Corp.(a)	2,000	38,580
Boston Scientific Corp.(a)	2,100	175,980
Edwards Lifesciences Corp.(a)	600	39,594
GE HealthCare Technologies, Inc.	1,100	103,235
Intuitive Surgical, Inc.(a)	1,400	687,778

	Shares	Value
Masimo Corp.(a)	300	$39,999
		1,090,866
Health Care Providers & Services - 0.4%
DaVita, Inc.(a)	600	98,358
Encompass Health Corp.	200	19,328
HCA Healthcare, Inc.	100	40,643
Tenet Healthcare Corp.(a)	450	74,790
Universal Health Services, Inc. - Class B	150	34,352
		267,471
Hotels, Restaurants & Leisure - 7.3%
Airbnb, Inc. - Class A(a)	1,050	133,150
Booking Holdings, Inc.	450	1,895,454
Carnival Corp.(a)	2,100	38,808
Cava Group, Inc.(a)	300	37,155
Chipotle Mexican Grill, Inc.(a)	16,700	962,254
Choice Hotels International, Inc.	350	45,605
Darden Restaurants, Inc.	250	41,032
Domino’s Pizza, Inc.	100	43,014
DoorDash, Inc. - Class A(a)	550	78,502
DraftKings, Inc. - Class A(a)	1,200	47,040
Dutch Bros, Inc. - Class A(a)	1,200	38,436
Expedia Group, Inc.(a)	300	44,406
Flutter Entertainment PLC(a)	200	47,456
Hilton Worldwide Holdings, Inc.	850	195,925
Hyatt Hotels Corp. - Class A	1,200	182,640
Marriott International, Inc./MD - Class A	1,350	335,610
McDonald’s Corp.	200	60,902
MGM Resorts International(a)	900	35,181
Norwegian Cruise Line Holdings Ltd.(a)	3,200	65,632
Royal Caribbean Cruises Ltd.	500	88,680
Shake Shack, Inc. - Class A(a)	850	87,729
Wingstop, Inc.	400	166,432
Yum! Brands, Inc.	300	41,913
		4,712,956
Household Durables - 1.1%
Garmin Ltd.	250	44,008
KB Home	500	42,845
Lennar Corp. - Class A	1,700	318,716
PulteGroup, Inc.	600	86,118
Sonos, Inc.(a)	2,000	24,580
Toll Brothers, Inc.	850	131,316
Whirlpool Corp.	400	42,800
		690,383
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	650	77,051

The accompanying notes are an integral part of these financial statements.

2

Reynolds Blue Chip Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Conglomerates - 0.2%
3M Co.	400	$54,680
Honeywell International, Inc.	250	51,678
		106,358
Insurance - 0.2%
Assurant, Inc.	200	39,772
Progressive Corp.	350	88,816
		128,588
Interactive Media & Services - 12.6%
Alphabet, Inc. - Class A	8,000	1,326,800
Alphabet, Inc. - Class C	11,000	1,839,090
Baidu, Inc. - ADR(a)	350	36,851
Bumble, Inc. - Class A(a)	4,500	28,710
Meta Platforms, Inc. - Class A	8,400	4,808,496
Reddit, Inc. - Class A(a)	1,300	85,696
Snap, Inc. - Class A(a)	5,500	58,850
		8,184,493
IT Services - 0.8%
Accenture PLC - Class A	125	44,185
Akamai Technologies, Inc.(a)	400	40,380
Cloudflare, Inc. - Class A(a)	1,000	80,890
GoDaddy, Inc. - Class A(a)	250	39,195
International Business Machines Corp.	250	55,270
Shopify, Inc. - Class A(a)	500	40,070
Snowflake, Inc. - Class A(a)	1,100	126,346
Twilio, Inc. - Class A(a)	600	39,132
VeriSign, Inc.(a)	250	47,490
		512,958
Life Sciences Tools & Services - 0.2%
Illumina, Inc.(a)	250	32,602
OmniAb, Inc.(a)	2,450	10,364
Thermo Fisher Scientific, Inc.	100	61,857
		104,823
Machinery - 0.2%
Caterpillar, Inc.	125	48,890
Deere & Co.	200	83,466
Stanley Black & Decker, Inc.	300	33,039
		165,395
Media - 0.1%
Trade Desk, Inc. - Class A(a)	650	71,273
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	800	39,936
Newmont Corp.	1,000	53,450
		93,386
Oil, Gas & Consumable Fuels - 0.5%
Diamondback Energy, Inc.	450	77,580
EOG Resources, Inc.	350	43,025
Shell PLC - ADR	600	39,570

	Shares	Value
Targa Resources Corp.	250	$37,003
Texas Pacific Land Corp.	150	132,711
Vitesse Energy, Inc.	129	3,099
		332,988
Passenger Airlines - 0.6%
Allegiant Travel Co.	1,100	60,566
Delta Air Lines, Inc.	2,400	121,896
Ryanair Holdings PLC - ADR	875	39,532
Southwest Airlines Co.	2,100	62,223
United Airlines Holdings, Inc.(a)	1,900	108,414
		392,631
Pharmaceuticals - 1.2%
Cassava Sciences, Inc.(a)	400	11,772
Eli Lilly & Co.	590	522,705
Johnson & Johnson	600	97,236
Merck & Co., Inc.	50	5,678
Novartis AG - ADR	400	46,008
Novo Nordisk AS - ADR	400	47,628
Sanofi SA - ADR	600	34,578
		765,605
Professional Services - 0.5%
Amentum Holdings, Inc.(a)	300	9,675
Equifax, Inc.	200	58,772
Jacobs Solutions, Inc.	300	39,270
Leidos Holdings, Inc.	250	40,750
Paychex, Inc.	350	46,966
Paycom Software, Inc.	250	41,643
Paylocity Holding Corp.(a)	200	32,994
TransUnion	650	68,055
		338,125
Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc.(a)	3,500	17,780
Redfin Corp.(a)	13,000	162,890
Zillow Group, Inc. - Class C(a)	900	57,465
		238,135
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc.(a)	4,506	739,344
Applied Materials, Inc.	750	151,537
ARM Holdings PLC - ADR(a)	3,450	493,384
ASML Holding NV	90	74,993
Broadcom, Inc.	4,100	707,250
Enphase Energy, Inc.(a)	450	50,859
First Solar, Inc.(a)	200	49,888
Impinj, Inc.(a)	200	43,304
Intel Corp.	5,900	138,414
KLA Corp.	300	232,323
Lam Research Corp.	100	81,608
Marvell Technology, Inc.	2,500	180,300
Micron Technology, Inc.	1,100	114,081
NVIDIA Corp.	40,800	4,954,752
NXP Semiconductors NV	300	72,003

The accompanying notes are an integral part of these financial statements.

3

Reynolds Blue Chip Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Qorvo, Inc.(a)	400	$41,320
QUALCOMM, Inc.	550	93,528
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,400	764,148
Teradyne, Inc.	300	40,179
Universal Display Corp.	800	167,920
		9,191,135
Software - 17.9%
Adobe, Inc.(a)	200	103,556
AppLovin Corp. - Class A(a)	650	84,857
Aspen Technology, Inc.(a)	400	95,528
Autodesk, Inc.(a)	550	151,514
Box, Inc. - Class A(a)	1,400	45,822
C3.ai, Inc. - Class A(a)	8,100	196,263
Cadence Design Systems, Inc.(a)	625	169,394
CommVault Systems, Inc.(a)	900	138,465
Confluent, Inc., Class A - Class A(a)	1,400	28,532
CrowdStrike Holdings, Inc. - Class A(a)	5,450	1,528,561
CyberArk Software Ltd.(a)	600	174,966
Datadog, Inc. - Class A(a)	850	97,801
Fair Isaac Corp.(a)	150	291,528
Five9, Inc.(a)	1,100	31,603
Fortinet, Inc.(a)	800	62,040
Guidewire Software, Inc.(a)	250	45,735
Intuit, Inc.	200	124,200
JFrog Ltd.(a)	1,500	43,560
Microsoft Corp.	7,950	3,420,885
Monday.com Ltd.(a)	150	41,666
Nice Ltd. - ADR(a)	200	34,734
Oracle Corp.	7,250	1,235,400
Palantir Technologies, Inc. - Class A(a)	12,500	465,000
Palo Alto Networks, Inc.(a)	2,850	974,130
Salesforce, Inc.	5,700	1,560,147
Samsara, Inc. - Class A(a)	800	38,496
ServiceNow, Inc.(a)	270	241,485
SoundHound AI, Inc. - Class A(a)	3,500	16,310
Synopsys, Inc.(a)	100	50,639
Workday, Inc. - Class A(a)	150	36,662
Zoom Video Communications, Inc. - Class A(a)	600	41,844
Zscaler, Inc.(a)	250	42,735
		11,614,058
Specialty Retail - 3.7%
AutoNation, Inc.(a)	250	44,730
AutoZone, Inc.(a)	300	945,012
Best Buy Co., Inc.	2,100	216,930
CarMax, Inc.(a)	600	46,428
Carvana Co.(a)	350	60,938
Dick’s Sporting Goods, Inc.	250	52,175

	Shares	Value
Home Depot, Inc.	375	$151,950
Lowe’s Cos., Inc.	570	154,385
RH(a)	150	50,165
Ross Stores, Inc.	1,300	195,663
Signet Jewelers Ltd.	400	41,256
TJX Cos., Inc.	2,300	270,342
Ulta Beauty, Inc.(a)	120	46,694
Victoria’s Secret & Co.(a)	1,400	35,980
Wayfair, Inc. - Class A(a)	1,000	56,180
Williams-Sonoma, Inc.	350	54,222
		2,423,050
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	13,600	3,168,800
Dell Technologies, Inc. - Class C	3,050	361,547
Hewlett Packard Enterprise Co.	1,600	32,736
NetApp, Inc.	350	43,228
Seagate Technology Holdings PLC	500	54,765
Super Micro Computer, Inc.(a)	1,290	537,156
Western Digital Corp.(a)	900	61,461
		4,259,693
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.(a)	400	108,540
NIKE, Inc. - Class B	1,100	97,240
On Holding AG - Class A(a)	700	35,105
Ralph Lauren Corp.	250	48,468
		289,353
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	250	51,590
TOTALCOMMON STOCKS (Cost $38,539,362)		63,188,191
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	250	58,140
Digital Realty Trust, Inc.	250	40,458
		98,598
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $99,912)		98,598
	Contracts
RIGHTS - 0.0%
Biotechnology- 0.0%
OmniAb Operations, Inc. - $12.50 Earnout Shares(a)(c)	189	0
OmniAb Operations, Inc. - $15.00 Earnout Shares(a)(c)	189	0
		0
TOTAL RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

4

Reynolds Blue Chip Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.82%(d)	1,653,876	$1,653,876
TOTAL SHORT-TERM INVESTMENTS (Cost $1,653,876)		1,653,876
TOTAL INVESTMENTS - 100.1% (Cost $40,293,150)		64,940,665
Liabilities in Excess of Other Assets - (0.1)%		(59,648)
TOTAL NET ASSETS - 100.0%		$64,881,017

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS:
Investments in securities, at value (cost $40,293,150)	$64,940,665
Receivable from shareholders for purchases	1,926
Dividends and interest receivable	32,009
Prepaid expenses	44,641
Total assets	65,019,241
LIABILITIES:
Payable to shareholders for redemptions	19,219
Payable to adviser for management fees, net	49,134
Payable for distribution and service fees	7,084
Other liabilities	62,787
Total liabilities	138,224
NET ASSETS	$64,881,017
Net Assets Consist of:
Capital stock, $0.01 par value; 40,000,000 shares authorized; 971,329 shares outstanding	$38,937,496
Distributable earnings	25,943,521
Net assets	$ 64,881,017
Calculation of Net Asset Value Per Share:
Net asset value, offering and redemption price per share ($64,881,017 ÷ 971,329 shares outstanding)	$66.80

The accompanying notes are an integral part of these financial statements.

6

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,917)	$285,420
Interest	108,824
Total investment income	394,244
EXPENSES:
Management fees (See Note 2)	593,866
Administration fees and expenses	83,465
Transfer agent fees and expenses	82,604
Distribution and service fees	73,082
Professional fees and expenses	63,242
Insurance expense	62,587
Accounting fees and expenses	43,777
Shareholder servicing fees	41,173
Registration fees	30,844
Chief Compliance Officer fees	28,720
Custodian fees and expenses	28,397
Board of Directors fees	28,001
Printing and postage expenses	17,227
Other expenses	13,558
Total expenses	1,190,543
Less expenses reimbursed by the investment adviser (See Note 2)	(2,811)
Net expenses	1,187,732
Net investment loss	(793,488)
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	7,235,893
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	13,464,014
NET GAIN ON INVESTMENTS	20,699,907
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,906,419

The accompanying notes are an integral part of these financial statements.

7

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended September 30,
	2024	2023
OPERATIONS:
Net investment loss	$(793,488)	$(509,523)
Net realized gain on investments and foreign currency transactions	7,235,893	1,280,752
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	13,464,014	5,404,263
Net increase in net assets resulting from operations	19,906,419	6,175,492
DISTRIBUTIONS TO SHAREHOLDERS	—	(3,002,381)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (47,995 and 33,898 shares, respectively)	2,886,158	1,560,883
Net asset value of shares issued in distributions reinvested (— and 66,276 shares, respectively)	—	2,940,003
Cost of shares redeemed (186,664 and 148,988 shares, respectively)	(10,521,845)	(6,860,981)
Net decrease in net assets derived from Fund share activities	(7,635,687)	(2,360,095)
TOTAL INCREASE IN NET ASSETS	12,270,732	813,016
NET ASSETS AT THE BEGINNING OF THE YEAR	52,610,285	51,797,269
NET ASSETS AT THE END OF THE YEAR	$64,881,017	$52,610,285

The accompanying notes are an integral part of these financial statements.

8

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the year)

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$47.40	$44.70	$77.51	$68.96	$51.48
Income from investment operations:
Net investment loss(1)	(0.78)	(0.44)	(0.68)	(0.93)	(0.70)
Net realized and unrealized gains (losses) on investments	20.18	5.78	(14.00)	16.45	20.69
Total from investment operations	19.40	5.34	(14.68)	15.52	19.99
Less distributions:
Distributions from net capital gains	—	(2.64)	(18.13)	(6.97)	(2.51)
Net asset value, end of year	$66.80	$47.40	$44.70	$77.51	$68.96
TOTAL RETURN	40.93%	12.53%	−25.97%	23.72%	40.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$64,881	$52,610	$51,797	$77,991	$68,718
Ratio of expenses to average net assets, net of reimbursement	2.00%	2.00%	1.95%	1.85%	2.00%
Ratio of expenses to average net assets, before reimbursement	2.00%	2.18%	1.95%	1.85%	2.03%
Ratio of net investment loss to average net assets	(1.34%)	(0.95%)	(1.18%)	(1.25%)	(1.25%)
Portfolio turnover rate	269%	431%	623%	279%	263%

(1)	Amount calculated based on average shares outstanding throughout the year.
The accompanying notes are an integral part of these financial statements.

9

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
(1) Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.
(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by the Reynolds Capital Management, LLC (the “Adviser”). The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –
Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –
Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –
Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

10

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,188,191	$ —	$ —	$63,188,191
Real Estate Investment Trusts	98,598	—	—	98,598
Rights	—	—	0	0
Money Market Funds	1,653,876	—	—	1,653,876
Total Investments	$64,940,665	$—	$0	$64,940,665

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b) Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.
(c) The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.
(d) GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the Fund had no permanent differences.
(e) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
(f) No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
(g) The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2024. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2024, open Federal tax years include the tax years ended September 30, 2021 through 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the year ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance. The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.
(i) Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized

11

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
(2) Investment Advisory Agreement and Transactions With Related Parties —
The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.
The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. The Adviser reimbursed expenses of $2,811 for the year ended September 30, 2024.
The Fund has engaged Northern Lights Compliance Services, LLC to provide compliance services including the appointment of the Reynolds Fund's Chief Compliance Officer. They are paid an annual fee of $28,720 for services provided.
The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.
Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
(3) Distributions to Shareholders —
Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.
(4) Investment Transactions —
For the year ended September 30, 2024, purchases and proceeds of sales of investment securities (excluding short-term securities) were $152,973,296 and $159,615,196, respectively. There were no purchases or sales of U.S. Government securities.
(5) Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2024:

Tax cost of investments	$43,495,016
Gross tax unrealized appreciation	$25,028,311
Gross tax unrealized depreciation	(3,582,662)
Net unrealized appreciation/depreciation	21,445,649
Distributable ordinary income	2,054,530
Distributable long-term capital gains	3,121,916
Other accumulated loss	(678,574)
Total distributable earnings	$25,943,521

12

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales. The tax character of distributions paid during the years ended September 30, 2024 and 2023:

Year Ended September 30, 2024		Year Ended September 30, 2023
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$—	$—	$—	$3,002,381

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2024.
As of September 30, 2024, the Fund had a late year ordinary loss of $678,574 and did not have a capital loss carryforward or post-October capital loss. The Fund used a short-term capital loss carryforward of $502,791.
(6) Subsequent Events —
Management has evaluated events and transactions after September 30, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Reynolds Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Reynolds Funds, Inc. comprising Reynolds Blue Chip Growth Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2009.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 21, 2024

14

QUALIFIED DIVIDEND INCOME/DIVIDEND RECEIVED DEDUCTION (Unaudited)
The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2024 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.
Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2024 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 0.00%.

15

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed December 6, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reynolds Funds, Inc.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	11/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	11/26/2024